Income tax - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Loss before Income tax from continuing operations	$ (60,126)	$ (97,559)	$ (98,600)
Loss before Income tax from discontinued operations	0	0	(4,917)
Loss before income tax	$ (60,126)	$ (97,559)	$ (103,517)
Statutory tax rate	24.95%	27.27%	27.98%
Expected income tax benefit	$ 15,001	$ 26,603	$ 28,963
Tax effects of:
Sundry permanent differences	20,031	(4,891)	(2,547)
Effect of functional to local reporting currency in Germany	3,465	(4,976)	(3,040)
Equity Transaction costs	28	1,386	8
Share based payments	(1,011)	(1,670)	(1,506)
Tax Expenses	552	1,321	19
Bad debt expense	(3,058)	(2,784)	(1,841)
Management fees	(10,543)	(9,289)	(4,268)
Interest expense	(408)	(385)	(567)
Unrecognized deferred tax asset arising from timing differences relating to:
FX unrealized gain/loss	1,310	1,851	(1,407)
Share based payments	(29)	(38)	85
Tax Expenses	576	322	3,328
Sundry temporary differences	655	(766)	1,079
Minimum tax	(706)	(554)	(665)
Deferred tax not recognized (mainly tax losses carried forward)	(28,580)	(8,281)	(20,885)
Deferred tax: relating to origination and reversal of temporary differences and tax losses	1,303	606	2,583
Total Income tax (expense) / income	$ (1,414)	$ (1,546)	$ (661)
Effective tax rate	2.35%	1.58%	0.64%